Label	Element	Value
Boston Common ESG Impact International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Common ESG Impact International Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Boston Common ESG Impact International Fund BCAIX

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated March 3, 2022 to the
Statutory Prospectus (“Prospectus”) dated January 31, 2022

On February 16, 2022, the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Boston Common Asset Management, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the International Fund’s operating expense limit from 1.20% to 0.86%, effective March 2, 2022. Prior to March 2, 2022, the International Fund’s operating expense limit was 1.20%.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the International Fund:

Page 3 - “Summary Section - Boston Common ESG Impact International Fund”

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same (except that the example reflects the fee reduction/expense reimbursement arrangement through January 31, 2024).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this supplement with your Prospectus for future reference.
Boston Common ESG Impact International Fund | Boston Common ESG Impact International
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCAIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,147

[1]	Effective March 2, 2022, the Adviser has contractually agreed to reduce its fees and/or pay International Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 0.86% of the International Fund’s average daily net assets (the “Expense Cap”). Prior to March 2, 2022, the International Fund’s Expense Cap was 1.20%. The Expense Cap is indefinite, but will remain in effect until at least January 31, 2024 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the International Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.